TANGIBLE ASSETS - Right of Use Assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 7,235,441	$ 9,100,553	$ 8,973,952
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,746,735	14,281,283	13,387,450	$ 12,789,025
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,505,547)	(5,174,994)	(4,408,512)	(3,833,765)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,747)	(5,736)	(4,986)	(4,849)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,329,594	1,900,396	2,035,519
Right of use assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,095,839	2,839,802	2,721,904	2,518,976
Right of use assets | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(766,245)	(939,406)	$ (686,385)	$ (393,418)
Right of use assets | Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	31,996	27,150
Right of use assets | Land | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	38,876	32,254
Right of use assets | Land | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,880)	(5,104)
Right of use assets | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,018,396	1,558,831
Right of use assets | Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,526,488	2,281,264
Right of use assets | Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(508,092)	(722,433)
Right of use assets | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,137	1,475
Right of use assets | Office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,882	1,882
Right of use assets | Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(745)	(407)
Right of use assets | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	61,572	77,993
Right of use assets | Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	122,098	118,429
Right of use assets | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(60,526)	(40,436)
Right of use assets | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,554	47,592
Right of use assets | Motor vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	57,038	87,063
Right of use assets | Motor vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(31,484)	(39,471)
Right of use assets | Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	112,947	107,232
Right of use assets | Machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	204,044	188,894
Right of use assets | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(91,097)	(81,662)
Right of use assets | Warehouses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	77,992	80,123
Right of use assets | Warehouses | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	145,413	130,016
Right of use assets | Warehouses | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (67,421)	$ (49,893)